SIGNIFICANT ACCOUNTING POLICIES (Details Narrative)	3 Months Ended		12 Months Ended
	Mar. 31, 2022 USD ($) shares	Mar. 31, 2021 USD ($)	Dec. 31, 2021 USD ($) Segment shares	Dec. 31, 2020 USD ($) shares
Property, Plant and Equipment [Line Items]
Research and development expense			$ 0	$ 0
Conversion of Stock, Shares Converted | shares			32,963,937,306	106,376,994,454
Cash equivalents			$ 0	$ 0
Number of segments | Segment			1
Preferred Stock, Dividend Rate, Percentage			5.00%
Interest and Dividends Payable, Current			$ 15,969	15,969
Series B Preferred Stock [Member]
Property, Plant and Equipment [Line Items]
Preferred Stock, Dividend Rate, Percentage			5.00%
Dividends to preferred stock			$ 119,750	$ 111,767
Coroware, Inc. and Subsidiaries [Member]
Property, Plant and Equipment [Line Items]
Research and development expense	$ 4,099
Conversion of Stock, Shares Converted | shares	36,345,298,945		32,963,937,306
Accrued dividend	$ 15,969		$ 15,969
Coroware, Inc. and Subsidiaries [Member] | Series B Preferred Stock [Member]
Property, Plant and Equipment [Line Items]
[custom:CumulativeUndeclaredDividends-0]	$ 121,746		$ 119,750
Preferred Stock, Dividend Rate, Percentage	5.00%
Coroware, Inc. and Subsidiaries [Member] | Furniture and Fixtures [Member] | Minimum [Member] | License [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	10 years
Coroware, Inc. and Subsidiaries [Member] | Furniture and Fixtures [Member] | Minimum [Member] | License One [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	5 years
ARiCON, LLC [Member] | Coroware, Inc. and Subsidiaries [Member]
Property, Plant and Equipment [Line Items]
Ownership percentage	51.00%